Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2017
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Computers and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	8 years
Software and website development costs | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	1 year
Software and website development costs | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years